Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 6,415	$ 2,663	$ (2,447)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expenses	679	585	520
Amortization of premiums and accretion of discounts associated with investments, net	(477)	(1,078)	(967)
(Gains) losses on investments and derivatives and from sales of businesses, net	(3,181)	854	7,715
(Income) loss from equity method investements, net of dividends or distributions	315	48	1,279
Interest credited to policyholder account balances	5,603	4,925	4,852
Interest credited to bank deposits	95	137	163
Universal life and investment-type product policy fees	(7,806)	(6,037)	(5,218)
Change in trading and other securities	648	(1,369)	(1,152)
Change in residential mortgage loans held-for-sale, net	(4,530)	(487)	(800)
Change in mortgage servicing rights	(60)	(165)	(687)
Change in accrued investment income	525	(206)	(110)
Change in premiums, reinsurance and other receivables	58	(1,023)	(1,653)
Change in deferred policy acquisition costs, net	(591)	(370)	(1,609)
Change in income tax recoverable (payable)	1,742	1,231	(2,681)
Change in other assets	2,360	1,948	(660)
Change in insurance-related liabilities and policy-related balances	7,081	6,491	6,403
Change in other liabilities	1,136	(315)	865
Other, net	261	153	(16)
Net cash provided by operating activities	10,273	7,985	3,797
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	104,302	86,529	64,428
Sales, maturities and repayments of equity securities	2,006	1,371	2,545
Sales, maturities and repayments of mortgage loans	13,486	6,361	5,769
Sales, maturities and repayments of real estate and real estate joint ventures	1,296	322	43
Sales, maturities and repayments of other limited partnership interests	1,121	522	947
Purchases of fixed maturity securities	(116,939)	(100,713)	(83,940)
Purchases of equity securities	(1,481)	(949)	(1,986)
Purchases of mortgage loans	(14,694)	(8,967)	(4,692)
Purchases of real estate and real estate joint ventures	(1,534)	(786)	(579)
Purchases of other limited partnership interests	(1,147)	(1,008)	(803)
Cash received in connection with freestanding derivatives	2,815	1,814	3,292
Cash paid in connection with freestanding derivatives	(3,478)	(2,548)	(5,393)
Sales of businesses, net of cash and cash equivalents disposed of $54, $0 and $180, respectively	126	0	(50)
Sale of interest in joint venture	265	0	0
Disposal of subsidiary	4	0	(19)
Purchases of businesses, net of cash and cash equivalents acquired of $70, $4,175 and $0, respectively	(163)	(3,021)	0
Net change in policy loans	(66)	(225)	(259)
Net change in short-term investments	(7,949)	3,033	5,534
Net change in other invested assets	(19)	148	1,394
Other, net	(169)	(186)	(160)
Net cash used in investing activities	(22,218)	(18,303)	(13,929)
Cash flows from financing activities
Policyholder account balances: Deposits	91,946	74,296	77,517
Policyholder account balances: Withdrawals	(87,625)	(69,739)	(79,799)
Net change in payables for collateral under securities loaned and other transactions	6,444	3,076	(6,863)
Net change in bank deposits	96	(32)	3,164
Net change in short-term debt	380	(606)	(1,747)
Long-term debt issued	1,346	5,090	2,961
Long-term debt repaid	(2,042)	(1,061)	(555)
Collateral financing arrangements issued	0	0	105
Collateral financing arrangements repaid	(502)	0	0
Cash received in connection with collateral financing arrangements	100	0	775
Cash paid in connection with collateral financing arrangements	(63)	0	(400)
Junior subordinated debt securities issued	0	0	500
Debt issuance costs	(1)	(14)	(30)
Common stock issued, net of issuance costs	2,950	3,529	0
Stock options exercised	88	52	8
Redemption of convertible preferred stock	(2,805)	0	0
Preferred stock redemption premium	(146)	0	0
Common stock issued to settle stock forward contracts	0	0	1,035
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(787)	(784)	(610)
Other, net	125	(304)	(42)
Net cash provided by (used in) financing activities	9,382	13,381	(4,103)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	(22)	(129)	108
Change in cash and cash equivalents	(2,585)	2,934	(14,127)
Cash and cash equivalents, beginning of year	13,046	10,112	24,239
Cash and cash equivalents, end of year	10,461	13,046	10,112
Cash and cash equivalents, subsidiaries held-for-sale, beginning of year	89	88	108
Cash and cash equivalents, subsidiaries held-for-sale, end of year	0	89	88
Cash and cash equivalents, from continuing operations, beginning of year	12,957	10,024	24,131
Cash and cash equivalents, from continuing operations, end of year	10,461	12,957	10,024
Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for Interest	1,565	1,489	989
Net cash paid (received) during the year for Income tax	676	(23)	397
Business acquisitions:
Assets acquired	327	125,728	0
Liabilities assumed	(94)	(109,306)	0
Redeemable and non-redeemable noncontrolling interests assumed	0	(130)	0
Net assets acquired	233	16,292	0
Cash paid, excluding transaction costs of $0, $88 and $0, respectively	(233)	(7,196)	0
Other purchase price adjustments	0	98	0
Securities issued	0	9,194	0
Remarketing of debt securities:
Fixed maturity securities redeemed	0	0	32
Long-term debt issued	0	0	1,035
Junior subordinated debt securities redeemed	0	0	1,067
Purchase money mortgages on sales of real estate joint ventures	0	2	93
Real estate and real estate joint ventures acquired in satisfaction of debt	292	93	211
Collateral financing arrangements repaid	$ 148	$ 0	$ 0